Note 1 - Nature of Business and Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Gas Balancing Asset (Liability)			$ 0	$ 0
Revenues, Total	$ 71,716	$ 0	198,444	3,839
Cost of Goods and Services Sold			538,770	15,652
Asset Retirement Obligations, Noncurrent	$ 918		$ 918	$ 918
Computer Equipment [Member]
Computer equipment (Year)			3 years
Vehicles [Member]
Computer equipment (Year)			4 years
Machinery and Equipment [Member]
Computer equipment (Year)			5 years
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			263,992	168,328
Previously Reported [Member]
Revenues, Total			$ 270,627
Asset Retirement Obligations, Noncurrent			$ 918
Alpha Energy Texas Operating, LLC [Member]
Subsidiary, Ownership Percentage, Parent	100.00%		100.00%